Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Financial Information by Reportable Business Segment
Financial information by reportable segment is included in the following summary:

In thousands	2012	2011	2010	2012	2011	2010
	Net sales to external customers			Operating income (loss)
Water & Fluid Solutions	$2,638,403	$2,369,804	$2,041,281	$168,043	$58,311	$231,588
Valves & Controls	546,707	—	—	(76,843)	—	—
Technical Solutions	1,231,036	1,086,882	989,492	165,017	185,240	151,533
Other	—	—	—	(299,336)	(143,348)	(70,138)
Consolidated	$4,416,146	$3,456,686	$3,030,773	$(43,119)	$100,203	$312,983
	Identifiable assets (1)			Depreciation
Water & Fluid Solutions	$4,782,616	$3,792,188	$3,409,556	$45,736	$42,419	$37,449
Valves & Controls	4,369,643	—	—	15,119	—	—
Technical Solutions	2,154,187	651,693	728,969	18,950	17,826	17,544
Other	576,285	142,432	(164,992)	8,030	5,990	3,002
Consolidated	$11,882,731	$4,586,313	$3,973,533	$87,835	$66,235	$57,995
	Amortization			Capital expenditures
Water & Fluid Solutions	$38,159	$39,451	$22,981	$49,890	$49,241	$39,631
Valves & Controls	21,696	—	—	21,992	—	—
Technical Solutions	16,102	2,446	2,610	13,565	15,806	8,336
Other	—	—	593	9,085	8,301	11,556
Consolidated	$75,957	$41,897	$26,184	$94,532	$73,348	$59,523

(1)	All cash and cash equivalents are included in “Other.”

Geographic Information
The following tables present certain geographic information:

In thousands	2012	2011	2010
	Net sales to external customers
U.S.	$2,624,338	$2,336,845	$2,222,856
Europe	912,642	701,865	470,879
Asia and other	879,166	417,976	337,038
Consolidated	$4,416,146	$3,456,686	$3,030,773

	Long-lived assets
U.S.	$372,807	$195,631	$196,440
Europe	394,215	140,290	77,000
Australia	170,526	461	772
Asia and other	250,639	51,143	55,223
Consolidated	$1,188,187	$387,525	$329,435